Trade payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade payables
25	Trade payables

Trade payables as at December 31, 2018, 2017 and January 1, 2017 are analysed as follows:

	31/12/18	31/12/17	01/01/17
Invoices received	57,325	63,165	61,282
Invoices to be received	20,576	12,870	9,175

Total	77,901	76,035	70,457

Trade payables mainly represent amounts payable for purchases of goods and services in Italy and abroad, and include 27,443 as at December 31, 2018 denominated in foreign currencies (21,197 as at December 31, 2017 and 22,151 as at January 1, 2017).

Trade payables include amounts due to related parties amounting to 1,004, 8 and nil, respectively as at December 31, 2018, 2017 and January 1, 2017 (see note 41).